Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income for the year	$ 12,685,826	$ 21,217,193	$ 28,958,487
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	33,811,607	30,761,673	28,776,688
Amortization of deferred finance charges	656,341	425,933	412,138
Amortization of deferred gain on sale and leaseback of vessels	(4,954)
Unrealized exchange differences	251,662	3,745	98,294
Share based compensation	357,967	292,628	31,268
Change in fair value of derivatives	(1,019,853)	(2,784,123)	(3,506,897)
Impairment loss	6,168,747	0	0
Gain on sale of vessels			(1,372,409)
(Increase)/decrease in
Trade and other receivables	1,869,466	(2,055,817)	(1,708,048)
Claims receivable	(317,570)	(1,905,152)	(502,534)
Inventories	(497,573)	691,314	(736,299)
Advances and prepayments	(670,559)	(280,218)	193,397
Increase/(decrease) in
Balance with related parties	(999,147)	(1,452,332)	(586,091)
Trade accounts payable	1,104,798	1,442,443	(526,281)
Accrued liabilities	1,022,650	25,207	(1,653,992)
Deferred income	818,327	2,744,881	563,255
Net cash provided by operating activities	55,237,735	49,127,375	48,440,976
Cash flows from investing activities
Insurance proceeds	384,164	1,801,120	986,102
Vessels’ acquisitions and advances for vessels under construction	(129,891,982)	(124,406,294)	(62,634,833)
Proceeds from sale of vessels, net	27,929,931		18,136,907
Net proceeds related to cancellation of vessels’ acquisitions	10,044,799
(Increase)/decrease in restricted cash account	425,225	2,818,753	(386,292)
Net cash used in investing activities	(91,107,863)	(119,786,421)	(43,898,116)
Cash flows from financing activities
Stock repurchase	(4,789,158)
Net proceeds from common stock issuance	112,302,678	109,119,029
Deferred finance charges paid	(1,130,675)	(1,747,031)
Customer deposits received			5,000
Customer deposits paid		(280,000)
Loan repayments	(75,268,462)	(37,696,190)	(48,965,869)
Proceeds from long-term debt	47,903,693	45,212,500	43,250,000
Net cash (used in)/provided by financing activities	79,018,076	114,608,308	(5,710,869)
Effect of exchange rate changes on cash	(251,662)	(3,745)	(98,294)
Net (decrease)/increase in cash and cash equivalents	42,896,286	43,945,517	(1,266,303)
Cash and cash equivalents at beginning of year	86,218,517	42,273,000	43,539,303
Cash and cash equivalents at end of year	129,114,803	86,218,517	42,273,000
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	6,770,830	7,374,110	8,757,734
Non cash financing activity – Stock repurchase	$ 517,933